Consolidated Statements of Condition (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 16,040,195	$ 21,561,288
Interest bearing deposits with other banks	684,100	16,228,747
Securities available for sale, at fair value (amortized cost of $432,065,590 in 2013 and $413,973,929 in 2012)	398,176,402	420,907,815
Loans, net of allowance for loan losses of $8,077,499 in 2013 and $6,954,269 in 2012	384,104,766	361,936,495
Bank premises, furniture, fixtures and equipment, net	18,623,154	19,425,292
Other real estate owned, net	3,751,168	4,682,255
Accrued interest receivable	4,132,053	4,665,868
Cash surrender value of life insurance	22,208,962	21,191,930
Intangible assets, net	3,149,657	3,149,657
Other assets	22,198,442	7,090,551
Total assets	873,068,899	880,839,898
Deposits
Non-interest bearing deposits	120,424,895	119,946,574
Interest bearing deposits	534,204,901	522,602,764
Total deposits	654,629,796	642,549,338
Securities sold under agreement to repurchase	82,420,781	73,306,765
Federal funds purchased	27,500,000
Federal Home Loan Bank advances	33,500,000	68,500,000
Accrued interest payable	199,513	321,472
Deferred compensation payable	6,719,948	5,917,662
Other liabilities	1,832,659	1,375,831
Total liabilities	806,802,697	791,971,068
Stockholders' equity
Common stock, $.20 par value, authorized 22,500,000 shares; 4,870,114 shares issued and outstanding at 2013 and 4,861,411 shares issued and outstanding at 2012	974,023	972,282
Additional paid-in capital	3,748,176	3,620,967
Accumulated other comprehensive (loss) gain, net of tax (benefit) expense of ($12,640,667) in 2013 and $2,586,340 in 2012	(21,248,521)	4,347,546
Retained earnings	82,792,524	79,928,035
Total stockholders' equity	66,266,202	88,868,830
Total liabilities and stockholders' equity	$ 873,068,899	$ 880,839,898